Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2020 and 2019:

	Weighted Average Life (in years)	2020		2019
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.50	$298,395	$(197,038)	$320,406	$(216,554)
Developed technology	10.74	860,129	(378,705)	766,966	(346,085)
Customer base, trademarks, and non-compete agreements	12.02	314,876	(233,981)	314,638	(213,881)
	10.86	$1,473,400	$(809,724)	$1,402,010	$(776,520)
Unamortized Intangible Assets:
In-process research and development		$62,518		$6,944
Goodwill		2,364,031		2,140,503
		$2,426,549		$2,147,447
The changes in intangible assets for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$632,434	$475,043
Additions	24,007	286,159
Additions from acquisitions	157,170	36,458
Amortization	(103,230)	(122,560)
Disposals	(537)	—
Impairments	—	(40,301)
Foreign currency translation adjustments	16,350	(2,365)
Balance at end of year	$726,194	$632,434
The changes in goodwill for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$2,140,503	$2,108,536
Business combinations	157,627	34,807
Purchase adjustments	3,382	(236)
Disposals	—	(225)
Foreign currency translation adjustments	62,519	(2,379)
Balance at end of year	$2,364,031	$2,140,503

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2021	$103,485
2022	$89,734
2023	$87,355
2024	$83,520
2025	$71,130